Income Taxes (Tables)	3 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Components of Net Loss

The components of net income (loss) were attributable to the following regions:

	Three months ended December 31,	Years Ended September 30,
	2024	2024	2023
United States – continuing operations	$(160,630,004)	$(7,377,598)	$(16,710,346)
United States – discontinued operations	—	(261,186)	425,000
Foreign – discontinued operations	(157,975)	(879,736)	(1,143,082)
Total	$(160,787,979)	$(8,518,520)	$(17,428,428)

Schedule of Components of Income Taxes Expense

The components of income taxes expense consisted of the following:

	Three months ended December 31,	Years Ended September 30,
	2024	2024	2023
Current:
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—
Total current income taxes expense	—	—	—
Deferred:
Federal	(33,734,201)	(1,428,756)	(665,382)
State	(11,421,436)	(483,736)	(225,279)
Foreign	(26,757)	(163,087)	(98,604)
Total deferred income taxes (benefit)	(45,182,394)	(2,075,579)	(989,265)
Change in valuation allowance	45,182,394	2,075,579	989,265
Total income taxes expense	$—	$—	$—

Schedule of Reconciliations of Statutory Income Tax Rate

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate were as follows:

	Three months ended December 31,	Years Ended September 30,
	2024	2024	2023
Statutory federal income tax rate	21.0%	21.0%	21.0%
State tax	7.1%	6.0%	0.8%
Foreign rate different rates	0.0%	(0.2)%	(0.1)%
Permanent differences	0.0%	(0.9)%	(17.2)%
Change in valuation allowance	(28.1)%	(25.9)%	(4.5)%
Effective tax rate	0.0%	0.0%	0.0%

Schedule of Net Deferred Tax Assets (Liabilities)

The components of the Company’s net deferred tax assets (liabilities) as of December 31, 2024 and September 30, 2024 and 2023 were as follows:

	Three months ended December 31,	September 30,	September 30,
	2024	2024	2023
Deferred tax assets
Net operating loss carry-forwards	$8,394,484	$2,917,949	$1,726,620
Accrued directors’ compensation	146,792	137,890	100,410
Stock-based compensation	720,093	718,518	653,976
Loss from change in fair value – derivative liabilities	39,694,038	—	—
Impairment of digital assets	—	—	1,511
Allowance for credit losses	11,027	11,027	123,554
Unrealized foreign currency exchange loss	1,344	—	612
Capitalized SPAC acquisition related professional fee	1,261,780	1,261,780	364,902
Total deferred tax assets, gross	50,229,558	5,047,164	2,971,585
Valuation allowance	(50,229,558)	(5,047,164)	(2,971,585)
Total deferred tax assets	$—	$—	$—